Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy of Liabilities (Details) - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Level 1 [Member]
LIABILITIES
Due to related party – recognized at fair value	[1]
Level 2 [Member]
LIABILITIES
Due to related party – recognized at fair value	[1]	$ 10,741	$ 11,241

[1]	The amounts due to related party contain no interest provision. Any imputed interest is immaterial.